Operating Leases	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Leases

4. Operating Leases.

The Company leases certain assets under operating leases, which primarily consist of real estate leases for the corporate office and some of our terminal locations. Certain operating leases provide for renewal options, which can vary by lease and are typically offered at their fair rental value. The Company has not made any residual value guarantees related to its operating leases; therefore, there is no corresponding liability recorded on the Balance Sheets.

Future minimum annual lease payments for assets under operating leases as of September 30, 2016 are as follows (in thousands):

Fiscal Year	Total
2017	458
2018	299
2019	303
2020	307
2021	311
Thereafter	501
Total minimum lease payments	$2,179

Aggregate expense under operating leases was $759,000, $742,000 and $738,000 for 2016, 2015 and 2014, respectively. Certain operating leases include rent escalation provisions, which are recognized as expense on a straight-line basis.